Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2014
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

As at December 31, 2013, the Company owned 9.51% of the share capital of Diana Containerships Inc. (“Diana Containerships”) and its investment has been accounted for under the equity method on the basis of the significant influence that was exercised over Diana Containerships through its shareholding, its common executive Board, until March 1, 2013 through Diana Shipping Services and since May 2013 through a loan agreement (Note 4(b)). On July 29, 2014, the Company purchased through a Securities Purchase Agreement 15,936,255 additional shares for $40,000, increasing its ownership in the share capital of Diana Containerships as at December 31, 2014 to 26.34%.

As at December 31, 2014 and 2013, the investment in Diana Containerships amounted to $67,546 and $15,640, respectively, and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheets. As at December 31, 2014, the market value of the investment was $36,227 based on Diana Containerships' closing price on Nasdaq of $1.88.

For 2014, 2013, and 2012, the investment in Diana Containerships resulted in a gain of $12,668, and loss of $6,094 and $1,773, respectively, which are separately presented in Income/(loss) from investment in Diana Containerships Inc. in the accompanying consolidated statements of operations. Also during 2014, 2013, and 2012, the Company received dividends from Diana Containerships amounting to $763, $4,000, and $2,835, respectively.